111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                                  July 3, 2023

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® Diversified Income Fund, MFS® Government Securities Fund, and MFS® New Discovery Value Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 85 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on June 27, 2023.

Please call the undersigned at (617) 954-5843 or Connor Sheridan at (617) 954-6635 with any questions you may have.

                          Very truly yours,

                           BRIAN E. LANGENFELD
                           Brian E. Langenfeld
                          Vice President and Managing Counsel

BEL/juo